Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash.
Schedule of cash

	2022	2021
	$	$

Cash held in Canadian dollars	32,444	9,962

Cash held in U.S. dollars	54,242	15,810
Cash held in U.S. dollars (Canadian equivalent)	73,465	20,043

Cash held in Mexican Pesos	565	54,799
Cash held in Mexican Pesos (Canadian equivalent)	35	3,402
Total cash	105,944	33,407